INCOME TAXES - Deferred tax assets not recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Deductible temporary differences, Tax base	€ 52,560	€ 22,730	€ 41,498
Tax loss carryforward (CIT), Tax base	125,687	124,018	91,405
Tax loss carryforward (trade tax), Tax base	89,051	88,897	49,147
Interest carryforward, Tax base	€ 38,814	€ 36,927	€ 35,229